Financial Instruments (Narrative) (Details)	12 Months Ended
Dec. 31, 2023
Fair value measurement at Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Expected period of warrants	2 years 10 months 28 days
Expected volatility, warrants	67.10%
Expected dividend yield, warrants	0.00%
Fair value measurement at Level 3 [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Risk-free interest rate, warrants	4.03%
Interest rate for a loan [Member]
Disclosure of detailed information about financial instruments [line items]
Discount rate	12.00%
Uncertainty in future defaults [Member]
Disclosure of detailed information about financial instruments [line items]
Discount rate	14.00%